FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	$ 30,450	$ 34,687	$ 31,688
Derivative financial liabilities	156,888	138,443	121,309
Brokerage payables designated at fair value	49,798	48,015	44,045
Debt issued designated at fair value	72,264	71,470	73,799
Other financial liabilities designated at fair value	28,566	30,325	30,074
Total financial liabilities measured at fair value through profit or loss	337,966	322,940	300,916
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,852	19,778	18,924
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,231	5,775	4,266
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	8,028	7,905	6,709
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,314	1,187	1,733
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	82,494	66,073	54,078
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	34,681	33,739	28,675
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	34,638	33,324	34,949
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	1,820	1,791	1,753
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	2,183	2,604	1,566
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	14,503	18,661	21,466
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	12,026	9,388	6,377
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	2,036	2,269	2,128
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	24,393	26,770	25,413
Derivative financial liabilities	1,293	1,505	509
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	25,686	28,275	25,922
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,323	19,390	18,328
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	39	32	30
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	6,979	6,857	5,883
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,051	491	1,172
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	486	737	258
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	0	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	5,932	7,841	6,170
Derivative financial liabilities	153,884	135,069	118,558
Brokerage payables designated at fair value	49,798	48,015	44,045
Debt issued designated at fair value	60,270	58,798	59,606
Other financial liabilities designated at fair value	27,684	29,346	29,258
Total financial liabilities measured at fair value through profit or loss	297,569	279,069	257,637
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	440	328	513
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,159	5,728	4,219
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,049	1,047	826
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	261	695	555
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	81,982	65,303	53,800
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	34,585	33,518	28,398
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	33,561	32,182	33,438
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	1,448	1,421	1,412
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	2,107	2,530	1,503
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	14,503	18,661	21,466
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	12,024	9,386	6,375
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	1,157	1,299	1,334
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	125	76	105
Derivative financial liabilities	1,711	1,869	2,242
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	11,994	12,672	14,194
Other financial liabilities designated at fair value	881	979	816
Total financial liabilities measured at fair value through profit or loss	14,711	15,596	17,357
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	89	61	83
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	33	15	17
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	2	1	6
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	26	33	21
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	96	221	278
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	1,076	1,142	1,511
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	373	370	341
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial liabilities	76	74	63
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	2	2	2
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	$ 879	$ 970	$ 794